Consolidated statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	R$ 16,903,542	R$ 14,658,481
Restricted cash	28,006	7,860
Marketable securities	3,272,941	3,407,955
Trade receivables	3,730,364	3,330,488
Derivative financial instruments	905,341	202,399
Inventories	2,072,905	1,792,714
Receivables from related parties	197,063	251,471
Income tax receivable	793,721	888,942
Other current tax receivable	886,136	745,856
Dividend receivable	153,548	255,777
Sectorial financial assets	221,947	207,005
Other financial assets	675	690
Other current assets	629,426	722,386
Total current assets before held for sale	29,795,615	26,472,024
Current assets held for sale	978,788	2,138,165
Total current assets	30,774,403	28,610,189
Trade receivables	265,370	114,148
Marketable securities	113,360	96,006
Restricted cash	146,297	195,392
Deferred tax assets	4,495,296	5,609,030
Receivables from related parties	202,826	88,620
Income tax receivable	264,308	432,360
Other non-current tax receivable	1,334,553	1,132,703
Judicial deposits	1,056,690	895,901
Derivative financial instruments	2,893,987	2,344,400
Sectorial financial assets	509,695	341,695
Other non-current assets	739,386	216,694
Other financial assets	3,820	2,423
Investments in subsidiaries and associates	10,678,566	17,611,369
Investment in joint ventures	10,545,044	11,742,442
Property, plant and equipment	23,019,016	21,239,974
Intangible assets and goodwill	26,330,785	22,650,287
Contract assets	1,114,830	1,052,105
Right-of-use assets	9,958,751	9,513,518
Investment property	16,818,919	15,976,126
Non-current assets	110,491,499	111,255,193
Total assets	141,265,902	139,865,382
Liabilities
Loans, borrowings and debentures	4,403,148	4,882,398
Leases	1,007,533	733,063
Derivative financial instruments	2,504,117	1,250,520
Trade payables	5,168,593	3,920,273
Employee benefits payables	794,906	829,329
Income tax payables	414,823	445,934
Other taxes payable	637,842	673,718
Dividends payable	96,722	549,054
Reduction of capital payable	486,285
Concessions payable	166,273	250,971
Related party payables	416,410	322,160
Sectorial financial liabilities	64,718	70,013
Other financial liabilities	770,103	476,895
Other current liabilities	895,223	1,516,084
Total current liabilities before held for sale	17,826,696	15,920,412
Liabilities related to assets held for sale	86,138	238,393
Total current liabilities	17,912,834	16,158,805
Loans, borrowings and debentures	62,052,278	52,022,256
Leases	5,502,220	4,542,731
Derivative financial instruments	966,087	2,164,625
Trade payables	19,256	264,252
Employee benefits payables	19,101
Other taxes payable	255,245	163,242
Provision for legal proceedings	2,044,633	1,714,403
Concessions payable	3,554,917	3,314,402
Related party payables	1,078	1,078
Post-employment benefits	526,620	617,647
Deferred tax liabilities	5,973,506	5,225,433
Sectorial financial liabilities	1,975,521	1,740,685
Deferred income	16,589	19,129
Other financial liabilities	297,736
Other non-current liabilities	749,919	935,514
Non-current liabilities	83,954,706	72,725,397
Total liabilities	101,867,540	88,884,202
Shareholders' equity
Share capital	8,832,544	8,682,544
Treasury shares	(50,708)	(93,917)
Additional paid-in capital	2,205,878	2,561,964
Accumulated other comprehensive income	565,855	314,325
Retained (loss) earnings	(649,805)	9,490,391
Equity attributable to:
Owners of the Company	10,903,764	20,955,307
Non-controlling interests	28,494,598	30,025,873
Total shareholders' equity	39,398,362	50,981,180
Total liabilities and shareholders' equity	R$ 141,265,902	R$ 139,865,382